Summary of Significant Accounting Policies (Details 3)	9 Months Ended
Mar. 31, 2019
Machinery equipment
Useful life of Assets	5 years
Furniture and equipment
Useful life of Assets	7 years
Vehicles
Useful life of Assets	7 years